Other Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Derivative Contracts Outstanding
The following derivative contracts are outstanding at December 31, 2025 and 2024 (in millions unless otherwise specified):

	Fair Value of Derivative Instruments
Derivative Instruments	Other Current Financial Assets	Other Non-current Financial Assets	Other Current Financial Liabilities	Other Non-current Financial Liabilities	Notional Amount	Average Foreign Currency/ US$	Average Strike Rate / Price	Maturity
Outstanding as of December 31, 2024:
Forward contracts:
Euro forward contracts (receive EUR / pay USD)	$2	$—	$(33)	$(5)	$1,082	0.92	—	2025 - 2026
Singapore dollar forward contracts (receive SGD / pay USD)	—	—	(9)	—	516	1.33	—	2025 - 2026
Japanese yen forward contracts (receive JPY / pay USD)	2	—	(5)	—	42	144.30	—	2025 - 2026
	4	—	(47)	(5)	1,640
Interest rate swaps	—	2	—	—	76	—	1.731% - 1.761%	2026
Cross currency interest rate swaps (receive EUR / pay USD)	—	—	—	(1)	32	0.90	4.182% - 4.182%	2026
Cross currency swaps (receive SGD / pay USD)	—	49	—	—	1,127	1.37	1.830% - 1.941%	2028
Commodity swaps	9	4	(7)	(2)	214	—	66.50	2025 - 2026
Total	$13	$55	$(54)	$(8)	$3,089

Outstanding as of December 31, 2025:
Forward contracts:
Euro forward contracts (receive EUR / pay USD)	$42	$—	$(4)	$—	$793	0.89	—	2026 - 2027
Singapore dollar forward contracts (receive SGD / pay USD)	8	—	(4)	—	645	1.28	—	2026 - 2027
Japanese yen forward contracts (receive JPY / pay USD)	1	—	(1)	—	49	153.29	—	2026
	51	—	(9)	—	1,487
Interest rate swaps	—	—	—	—	38	—	1.731% - 1.761%	2026
Cross currency interest rate swaps (receive EUR / pay USD)	1	—	—	—	16	0.90	4.182% - 4.182%	2026
Cross currency swaps (receive SGD / pay USD)	—	108	—	—	1,128	1.37	1.830% - 1.941%	2028
Commodity swaps	1	—	(19)	(9)	237	—	63.49	2026 - 2027
Total	$53	$108	$(28)	$(9)	$2,906

Schedule of Derivative Contracts Outstanding
The following derivative contracts are outstanding at December 31, 2025 and 2024 (in millions unless otherwise specified):

	Fair Value of Derivative Instruments
Derivative Instruments	Other Current Financial Assets	Other Non-current Financial Assets	Other Current Financial Liabilities	Other Non-current Financial Liabilities	Notional Amount	Average Foreign Currency/ US$	Average Strike Rate / Price	Maturity
Outstanding as of December 31, 2024:
Forward contracts:
Euro forward contracts (receive EUR / pay USD)	$2	$—	$(33)	$(5)	$1,082	0.92	—	2025 - 2026
Singapore dollar forward contracts (receive SGD / pay USD)	—	—	(9)	—	516	1.33	—	2025 - 2026
Japanese yen forward contracts (receive JPY / pay USD)	2	—	(5)	—	42	144.30	—	2025 - 2026
	4	—	(47)	(5)	1,640
Interest rate swaps	—	2	—	—	76	—	1.731% - 1.761%	2026
Cross currency interest rate swaps (receive EUR / pay USD)	—	—	—	(1)	32	0.90	4.182% - 4.182%	2026
Cross currency swaps (receive SGD / pay USD)	—	49	—	—	1,127	1.37	1.830% - 1.941%	2028
Commodity swaps	9	4	(7)	(2)	214	—	66.50	2025 - 2026
Total	$13	$55	$(54)	$(8)	$3,089

Outstanding as of December 31, 2025:
Forward contracts:
Euro forward contracts (receive EUR / pay USD)	$42	$—	$(4)	$—	$793	0.89	—	2026 - 2027
Singapore dollar forward contracts (receive SGD / pay USD)	8	—	(4)	—	645	1.28	—	2026 - 2027
Japanese yen forward contracts (receive JPY / pay USD)	1	—	(1)	—	49	153.29	—	2026
	51	—	(9)	—	1,487
Interest rate swaps	—	—	—	—	38	—	1.731% - 1.761%	2026
Cross currency interest rate swaps (receive EUR / pay USD)	1	—	—	—	16	0.90	4.182% - 4.182%	2026
Cross currency swaps (receive SGD / pay USD)	—	108	—	—	1,128	1.37	1.830% - 1.941%	2028
Commodity swaps	1	—	(19)	(9)	237	—	63.49	2026 - 2027
Total	$53	$108	$(28)	$(9)	$2,906

Schedule of Fair Values and Locations of Derivative Instruments
The following table presents the fair values and locations of these derivative instruments recorded in the consolidated statements of financial position:

	Fair Value of Derivative Instruments
Derivative Instruments	Other Current Financial Assets	Other Non-current Financial Assets	Other Current Financial Liabilities	Other Non-current Financial Liabilities
Outstanding as of December 31, 2024:
Derivatives designated as hedging instruments
Foreign currency forwards	$4	$—	$(44)	$(5)
Interest rate swaps	—	2	—	—
Cross currency swaps and cross currency interest rate swaps	—	49	—	(1)
Commodity swaps	9	4	(7)	(2)
Derivatives not designated as hedging instruments
Foreign currency forwards	—	—	(3)	—
Total	$13	$55	$(54)	$(8)

Outstanding as of December 31, 2025:
Derivatives designated as hedging instruments
Foreign currency forwards	$50	$—	$(9)	$—
Interest rate swaps	—	—	—	—
Cross currency swaps and cross currency interest rate swaps	1	108	—	—
Commodity swaps	1	—	(19)	(9)
Derivatives not designated as hedging instruments
Foreign currency forwards	1	—	—	—
Total	$53	$108	$(28)	$(9)

Schedule of Effect of Derivatives Designated as Hedging Instruments
The following table presents the effect of derivatives designated as hedging instruments on the consolidated statements of operations and comprehensive income (loss) (net of tax):

(in millions)	Gains (Losses) Recognized in Accumulated OCI on Derivatives (effective Portion)	Gains (Losses) Reclassified from Accumulated OCI to cost of Property, Plant and Equipment	Location of Gains (Losses) Reclassified from Accumulated OCI into Income	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	Location of Gains (Losses) Recognized into Income (Ineffective Portion)	Gains (Losses) Recognized into Income (Ineffective Portion)
Year ended December 31, 2024
Derivatives designated as hedging instruments— Forward currency forward contracts	$(59)	$(1)	Cost of revenue and operating expenses	$8	Other income (expense)	$—
Derivatives designated as hedging instruments— Interest rate swaps	4	—	Finance expense	24	Other income (expense)	—
Derivatives designated as hedging instruments— Cross currency swaps and cross currency interest rate swaps	(47)	—	Finance expense	(1)	Other income (expense)	—
			Other income (expense)	(45)		—
Derivatives designated as hedging instruments – Commodity swaps	23	—	Cost of revenue and operating expenses	(17)	Other income (expense)	—
			Other income (expense)	—		—

Year ended December 31, 2025
Derivatives designated as hedging instruments— Forward currency forward contracts	$134	$—	Cost of revenue and operating expenses	$44	Other income (expense)	(2)
Derivatives designated as hedging instruments— Interest rate swaps	—	—	Finance expense	2	Other income (expense)	—
Derivatives designated as hedging instruments— Cross currency swaps and cross currency interest rate swaps	57	—	Finance expense	(5)	Other income (expense)	—
			Other income (expense)	70		—
Derivatives designated as hedging instruments – Commodity swaps	(49)	—	Cost of revenue and operating expenses	(13)	Other income (expense)	—
			Other income (expense)	—		—